PROVISIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Balance	$ 273
Provisions made during the year	(290)
Provisions realized during the year	(242)
Balance	321
Warranties
Disclosure of other provisions [line items]
Balance	148
Provisions made during the year	(82)
Provisions realized during the year	(80)
Balance	150
Returns
Disclosure of other provisions [line items]
Balance	125
Provisions made during the year	(208)
Provisions realized during the year	(162)
Balance	$ 171